Earnings Per Share (Table)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share Explanatory
The earnings per ordinary share were determined based on the net profit attributable to shareholders of the Group and weighted-average number of shares outstanding as follows:

In thousands of soles	2024	2023	2022
Net profit (loss) for the year attributable to owners of the Company	110,271	(253,921)	(85,606)
Number of shares	73,970,299	43,917,577	43,917,577
Weighted average number of ordinary shares at December 31 (Basic)	67,330,955	43,917,577	43,917,577
Weighted average number of ordinary shares at December 31 (Diluted)	67,500,074	43,917,577	43,917,577
Basic earnings per share	1.64	(5.78)	(1.95)

Diluted earnings per share	1.63	(5.78)	(1.95)